PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 195,771	$ 194,701
Accumulated depreciation	124,603	120,386
Depreciated cost	71,168	74,315
Buildings and land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	83,796	83,775
Computers, software and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	65,508	64,262
Network equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	39,230	39,473
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,102	4,108
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	299	299
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,836	$ 2,784